Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	26,659,516	13,724,100	13,724,100
Granted	22,027,146	18,513,224
Vested	(6,341,234)	(4,462,014)
Forfeited	(1,059,450)	(305,226)
Number of options outstanding ending balance	41,285,978	27,470,084	26,659,516
Expected to vest as at June 30	37,167,270	24,723,076